Provisions for Sundry Creditors - Summary of provisions for plugging of wells (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	$ 115,514,750	$ 61,117,106	$ 66,699,388	$ 70,144,756
2025
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	1,162,352
2026
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	512,241
2027
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	788,302
2028
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	2,796,686
2029
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	5,338,195
More than five years
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	$ 104,916,974